UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/2004

Check here if Amendment [ ];   Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Cabot Money Management, Inc.
Address:  P.O. Box 150
          216 Essex Street
          Salem, MA   01970

Form 13F File Number: 28-5694

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert T. Lutts
Title:   President
Phone:   1-978-745-9233

Signature, Place, and Date of Signing:
Robert T. Lutts                  Salem, MA                 5/11/2004
[Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 79

Form 13F Information Table Value Total: $112,652
                                       (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 		Form 13F File Number 		Name

None

Name of Issuer                       Title       CUSIP     Value       Shares        Invsmnt  Discret  Other    Voting Authority
                                    Of Class              (x1000)                      Sole   Shared   Mgrs      Sole  Shared None

AU Optronics Corp - ADR               ADR      002255107   1,240       59,315                                   59,315
Abiomed Inc                           COM      003654100    146        17,830                                   17,830
Advancis Pharmaceutical               COM      00764L109    178        19,500                                   19,500
Anheuser Busch Co                     COM      035229103   1,865       36,576                                   36,576
Apollo Group Inc - CL A               CL A     037604105   2,363       27,430                                   27,430
Bank of America                       COM      060505104    780         9,626                                    9,626
Berkshire Hathaway In. CL B           CL B     084670207   2,613          840                                      840
Blackrock Inc                         CL A     09247X101   2,464       40,275                                   40,275
Blackrock Core Bond Trust         SHS BEN INT  09249E101    708        49,220                                   49,220
Blackrock Limited Term Duration, I  COM SHS    09249W101    444        21,985                                   21,985
Burlington Resources                  COM      122014103   1,372       21,570                                   21,570
Cuno Inc                              COM      126583103   1,201       26,810                                   26,810
CACI International Inc                CL A     127190304   1,590       36,985                                   36,985
Citigroup Inc                         COM      172967101    416         8,041                                    8,041
Clarcor Inc                           COM      179895107   1,132       25,650                                   25,650
Comcast Corp Spl Cl A                 CL A     20030N200   1,585       56,925                                   56,925
Courier                               COM      222660102    334         7,436                                    7,436
Dentsply Intl Inc                     COM      249030107   1,488       33,570                                   33,570
Diamonds Tr UT Ser 1               UNIT SER 1  252787106   5,129       49,351                                   49,351
Dionex Corp                           COM      254546104    619        11,731                                   11,731
Doral Financial Corp                  COM      25811P100    806        22,885                                   22,885
Eaton Vance Insured Muni Bond         COM      27827X101    291        19,950                                   19,950
Eaton Vance Limited Term Duration     COM      27828H105    408        21,000                                   21,000
Eaton Vance Senior Floating Rate F    COM      27828Q105    620        31,800                                   31,800
Encana Corp                           COM      292505104   2,914       67,580                                   67,580
Engineered Support Sys                COM      292866100   1,427       29,244                                   29,244
Evergreen Managed Income Fund       COM SHS    30024Y104    876        46,745                                   46,745
Expeditors Intl Wash Inc              COM      302130109   2,722       69,153                                   69,153
Exxon Mobil Corp                      COM      30231G102   1,768       42,503                                   42,503
FLIR Systems Inc                      COM      302445101   1,297       34,035                                   34,035
Fair Isaac & Co INC                   COM      303250104   1,156       32,029                                   32,029
First Data Corp                       COM      319963104    994        23,583                                   23,583
ML floating Rate Inc Strat Fund       COM      339735102    268        13,750                                   13,750
Forward Air Corp                      COM      349853101   1,999       60,815                                   60,815
Gabelli Dividend & Inc. Trust         COM      36242H104    573        29,900                                   29,900
Gannett Co.                           COM      364730101   1,572       17,830                                   17,830
General Electric                      COM      369604103    629        20,617                                   20,617
Global Income Fund                    COM      37934Y108     58        11,700                                   11,700
Imperial Oil LTD                      COM      453038408   1,741       38,837                                   38,837
Iron Mountain Inc                     COM      462846106    702        15,735                                   15,735
Ishares Trust S&P 500             S&P 500 INDE 464287200    226         2,000                                    2,000
Intl. Emerging Mkt.I-Share            COM      464287234   2,604       14,835                                   14,835
Ishares Russell 1000 Index        RUSSELL 1000 464287622   1,688       27,905                                   27,905
IShares TR Russell 3000 Growht    RUSL 3000 GR 464287671    614        16,055                                   16,055
Ishares Russell 3000 Index        RUSSELL 3000 464287689   4,394       68,473                                   68,473
Kopin Corp                            COM      500600101     64        11,000                                   11,000
Lincare Holdings                      COM      532791100   1,476       47,010                                   47,010
MFS Charter Incm Tr                SH BEN INT  552727109    811        88,910                                   88,910
MFS Intermediate Inc Trust         SH BEN INT  55273C107   1,693      243,545                                  243,545
MFS Govt Mkts Inc                  SH BEN INT  552939100    616        89,250                                   89,250
Map Info Corporation                  COM      565105103   1,173       91,595                                   91,595
Moodys Corp.                          COM      615369105   2,802       39,580                                   39,580
Mylan Labs                            COM      628530107   2,062       90,714                                   90,714
Nortel Networks                       COM      656568102    123        20,636                                   20,636
Oxford Health Plans Inc.              COM      691471106   1,817       37,190                                   37,190
Paychex                               COM      704326107   1,537       43,175                                   43,175
PepsiCo Inc.                          COM      713448108   3,622       67,259                                   67,259
Petrochina Co LTD - ADR               ADR      71646E100    819        16,020                                   16,020
Pfizer                                COM      717081103    706        20,130                                   20,130
Pimco Floating Rate Inc. Fund         COM      72201H108   1,025       50,880                                   50,880
Pitney Bowes Inc.                     COM      724479100   2,134       50,091                                   50,091
Procter & Gamble                      COM      742718109    258         2,457                                    2,457
Quanta Sercices Inc                   COM      74762E102    270        38,158                                   38,158
Renal Care Group, Inc                 COM      759930100   1,314       28,710                                   28,710
Respironics                           COM      761230101   2,663       49,295                                   49,295
SBC Communications                    COM      78387G103   1,728       70,407                                   70,407
S & P Dpstry Rpts                  UNIT SER 1  78462F103   3,111       27,504                                   27,504
Charles Schwab & Co.                  COM      808513105    285        24,573                                   24,573
Southern Union Co.New                 COM      844030106   1,246       65,740                                   65,740
Stericycle Inc                        COM      858912108    317         6,600                                    6,600
Symantec Corp                         COM      871503108   1,898       40,990                                   40,990
Teva Pharmaceutical Industry - ADR    ADR      881624209   3,079       48,583                                   48,583
United Parcel Cl B                    CL B     911312106   1,602       22,941                                   22,941
Varian Medical Systems Inc.           COM      92220P105   1,513       17,530                                   17,530
Verizon Communications                COM      92343V104    333         9,102                                    9,102
Washington Mutual                     COM      939322103   1,311       30,696                                   30,696
Wells Fargo & Co                      COM      949746101   3,513       61,989                                   61,989
Wrigley Wm Jr                         COM      982526105   1,564       26,451                                   26,451
XTO Energy                            COM      98385X106   4,156      164,655                                  164,655

Totals                                                    112,652   3,082,991                                3,082,991